FINANCING ARRANGEMENTS - Senior Unsecured Notes (Details)												1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 08, 2021 USD ($)	Dec. 03, 2020 USD ($)	May 26, 2020 USD ($)	Jan. 16, 2020 USD ($)	Dec. 30, 2019 USD ($)	Dec. 16, 2019 USD ($)	Oct. 03, 2019 USD ($)	May 23, 2019 USD ($)	Mar. 08, 2019 USD ($)	Mar. 26, 2018 USD ($)	Dec. 18, 2017 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 03, 2020 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 27, 2015 USD ($)	Mar. 27, 2015 EUR (€)	Jan. 30, 2015 USD ($)
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)														101.00%
Repayments of long-term debt														$ 3,440,000,000	$ 5,642,000,000	$ 4,406,000,000
Loss on extinguishment of debt	$ 38,000,000		$ 27,000,000						$ 8,000,000					62,000,000	59,000,000	42,000,000
Settled Litigation | New Jersey | Valeant US Securities Litigation
Debt Instrument [Line Items]
Litigation, amount agreed to pay						$ 1,210,000,000								$ 1,510,000,000
Term Loan B Facility Due June 2025 and November 2025
Debt Instrument [Line Items]
Repayment, outstanding debt			$ 303,000,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)														101.00%
Loss on extinguishment of debt								$ 32,000,000
Senior Unsecured Notes | 5.50% Senior Unsecured Notes due March 2023
Debt Instrument [Line Items]
Stated interest rate									5.50%													5.50%
Aggregate principal amount																						$ 1,000,000,000
Repayments of long-term debt								$ 382,000,000	$ 216,000,000			$ 233,000,000	$ 169,000,000
Senior Unsecured Notes | 5.375% Senior Notes due March 2020
Debt Instrument [Line Items]
Stated interest rate																				5.375%	5.375%
Aggregate principal amount																				$ 2,000,000,000
Repurchased face amount											$ 1,500,000,000
Senior Unsecured Notes | 5.875% Senior Unsecured Notes due May 2023
Debt Instrument [Line Items]
Stated interest rate									5.875%											5.875%	5.875%
Aggregate principal amount																				$ 3,250,000,000
Repayments of long-term debt				$ 1,240,000,000
Loss on extinguishment of debt				24,000,000
Senior Unsecured Notes | 5.875% Senior Notes due May 2023, March 2019 Refinancing
Debt Instrument [Line Items]
Repayments of long-term debt																584,000,000
Senior Unsecured Notes | 5.875% Senior Notes due May 2023, May 2019 Refinancing
Debt Instrument [Line Items]
Repayments of long-term debt																$ 1,118,000,000
Senior Unsecured Notes | 4.50% Senior Unsecured Notes euro-denominated debt Due May 2023
Debt Instrument [Line Items]
Stated interest rate																				4.50%	4.50%
Aggregate principal amount | €																					€ 1,500,000,000
Repurchased face amount | €																		€ 1,500,000,000
Senior Unsecured Notes | 6.125% Senior Unsecured Notes due April 2025
Debt Instrument [Line Items]
Stated interest rate																				6.125%	6.125%
Aggregate principal amount																				$ 3,250,000,000
Senior Unsecured Notes | Senior Unsecured Notes due 2023
Debt Instrument [Line Items]
Repayments of long-term debt							$ 100,000,000								$ 208,000,000
Repurchased face amount				$ 1,240,000,000
Senior Unsecured Notes | 6.125% Senior Notes Due April 2025
Debt Instrument [Line Items]
Stated interest rate														6.125%
Repayments of long-term debt														$ 600,000,000
Senior Unsecured Notes | 9.00% Senior Unsecured Notes due December 2025
Debt Instrument [Line Items]
Stated interest rate											9.00%
Aggregate principal amount											$ 1,500,000,000
Senior Unsecured Notes | 9.00% Senior Unsecured Notes due December 2025 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price percentage (as a percent)											100.00%
Senior Unsecured Notes | 9.00% Senior Unsecured Notes due December 2025 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings											40.00%
Senior Unsecured Notes | 9.25% Senior Unsecured Notes Due April 2026
Debt Instrument [Line Items]
Stated interest rate										9.25%
Aggregate principal amount										$ 1,500,000,000
Repurchased face amount										$ 1,500,000,000
Redemption price percentage (as a percent)										100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings										40.00%
Senior Unsecured Notes | 8.50% Senior Unsecured Notes Due January 2027
Debt Instrument [Line Items]
Stated interest rate									8.50%								8.50%
Aggregate principal amount									$ 1,000,000,000								$ 750,000,000
Redemption price percentage (as a percent)																	100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings																	40.00%
Senior Unsecured Notes | 7.00% Senior Unsecured Notes due 2028
Debt Instrument [Line Items]
Stated interest rate								7.00%
Aggregate principal amount								$ 750,000,000
Redemption price percentage (as a percent)								100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings								40.00%
Senior Unsecured Notes | 7.25% Senior Unsecured Notes due 2029
Debt Instrument [Line Items]
Stated interest rate								7.25%
Aggregate principal amount								$ 750,000,000
Redemption price percentage (as a percent)								100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings								40.00%
Senior Unsecured Notes | 5.00% Senior Unsecured Notes Due January 2028
Debt Instrument [Line Items]
Stated interest rate					5.00%
Aggregate principal amount					$ 1,250,000,000
Redemption price percentage (as a percent)					100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings					40.00%
Senior Unsecured Notes | 5.25% Senior Unsecured Notes Due January 2030
Debt Instrument [Line Items]
Stated interest rate					5.25%
Aggregate principal amount					$ 1,250,000,000
Redemption price percentage (as a percent)					100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings					40.00%
Senior Unsecured Notes | 6.250% Senior Notes Due February 2029
Debt Instrument [Line Items]
Stated interest rate			6.25%											6.25%
Aggregate principal amount			$ 1,500,000,000
Senior Unsecured Notes | 6.250% Senior Notes Due February 2029 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price percentage (as a percent)			100.00%
Senior Unsecured Notes | 6.250% Senior Notes Due February 2029 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings			40.00%
Senior Unsecured Notes | 5.000% Senior Note Due February 2029
Debt Instrument [Line Items]
Stated interest rate		5.00%												5.00%				5.00%
Aggregate principal amount		$ 1,000,000,000
Redemption price percentage (as a percent)		100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings		40.00%
Senior Unsecured Notes | 5.250% Senior Notes, Due February 2031
Debt Instrument [Line Items]
Stated interest rate		5.25%												5.25%				5.25%
Aggregate principal amount		$ 1,000,000,000
Redemption price percentage (as a percent)		100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings		40.00%
Senior Unsecured Notes | 5.50% Senior Notes Due March 2023
Debt Instrument [Line Items]
Repurchased face amount		$ 233,000,000
Loss on extinguishment of debt		$ 7,000,000
Senior Secured Notes | 6.50% Senior Notes Due March 2022
Debt Instrument [Line Items]
Stated interest rate																			6.50%
Aggregate principal amount																			$ 1,250,000,000
Repurchased face amount			$ 1,250,000,000